Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Income tax effect unrealized gain (loss) on investments available for sale	$ (145)	$ 602	$ (275)
Income tax effect minimum pension liability	$ 53	$ 0	$ 0